Basis of Presentation and Going Concern Condition (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Basis of Presentation and Going Concern Condition [Line Items]
Working capital deficit	$ 4,093,000		$ 4,093,000		$ 12,651,000
Net losses from continuing operations	$ (2,178,812)	$ (13,284,611)	(6,555,492)	$ (15,551,291)	(17,518,873)	$ (7,039,604)
Operating activities of continuing operations			$ (3,556,055)	$ (2,788,804)	(4,580,620)	$ (4,668,458)
Previously Reported [Member]
Basis of Presentation and Going Concern Condition [Line Items]
Operating activities of continuing operations					$ (4,581,000)